Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Company”)

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Goldman Sachs & Co. LLC, Citi Real Estate Funding Inc. and Citigroup Global Markets Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to GSCG Trust 2019-600C , Commercial Mortgage Pass-Through Certificates, Series 2019-600C (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by a single property, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	1

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of August 13, 2019.
•	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:
o	2019-600C Accounting Tape Final.xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided to us by the Company, related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.
•	The phrase “Recalculation,” as used hereinafter, refers to a recomputation using the Specified Attributes included in the Final Data File.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.

•	The phrase “Engineering Report” refers to the signed property condition assessment document.
•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental documents.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.

•	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Management Agreement” refers to the signed management agreement, assignment of management agreement, and/or any riders thereof.
•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Trepp” refers to the website www.trepp.com, which was referenced for information relating to prior securitizations.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From August 7, 2019 through August 13, 2019 the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) recalculated certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”) or (iii) were instructed by the Company to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”). The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to the corresponding Source Documents. In the performance of our procedures noted below, any differences that were identified within the defined (by the Responsible Party) tolerance level (if any) listed in Exhibit A, were considered to be in agreement. For each Specified Attribute, the difference was calculated based on the total number of extended digits indicated in the Final Date File. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	3

that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

August 13, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	4

GSCG Trust 2019-600C, Commercial Mortgage Pass-Through Certificates, Series 2019-600C

Exhibits

Exhibit A –Specified Attributes

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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GSCG Trust 2019-600C, Commercial Mortgage Pass-Through Certificates, Series 2019-600C

Exhibit A – Specified Attributes

#	Specified Attribute	Source Document	Tolerance Level
1	Control Number	None - Company Provided	None
2	Loan Number	None - Company Provided	None
3	Loan / Property Flag	None - Company Provided	None
4	Number of Properties	Appraisal Report	None
5	Originator	Loan Agreement	None
6	Originator Entity Type	Loan Agreement	None
7	Mortgage Loan Seller	None - Company Provided	None
8	Property Name	None - Company Provided	None
9	Address	Appraisal Report	None
10	City	Appraisal Report	None
11	State	Appraisal Report	None
12	County	Appraisal Report	None
13	Zip Code	Appraisal Report	None
14	General Property Type	Appraisal Report	None
15	Detailed Property Type	Appraisal Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Units, Pads, Rooms, Sq Ft	Underwriting File	None
19	Unit Description	Underwriting File	None
20	Loan Per Unit ($)	Recalculation	None
21	Cut-off Date	None - Company Provided	None
22	Original Balance ($)	Loan Agreement	None
23	Cut-off Date Balance ($)	Recalculation	$1.00
24	Balloon Balance ($)	Recalculation	$1.00
25	% of Initial Pool Balance	Recalculation	None
26	Pari Passu Split (Y/N)	Not Applicable*	None
27	Pari Passu Controlling Piece in Trust?	Not Applicable*	None
28	Pari Passu Companion Loan Original Balance (Non-trust)	Not Applicable*	None
29	Mortgage Loan Rate (%)	Loan Agreement	None
30	Administrative Cost Rate (%)	Fee Schedule	None
31	Monthly Payment	Recalculation	$1.00
32	Annual Debt Service	Recalculation	$1.00
33	Interest Accrual Method	Loan Agreement	None
34	Origination Date	Loan Agreement	None
35	First Due Date	Loan Agreement	None
36	Last IO Due Date	Loan Agreement	None
37	First P&I Due Date	Loan Agreement	None
38	Due Date	Loan Agreement	None
39	Grace Period- Late Fee	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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GSCG Trust 2019-600C, Commercial Mortgage Pass-Through Certificates, Series 2019-600C

#	Specified Attribute	Source Document	Tolerance Level
40	Grace Period- Default	Loan Agreement	None
41	Amortization Type	Loan Agreement	None
42	Original Interest-Only Period (Mos.)	Recalculation	None
43	Remaining Interest-Only Period (Mos.)	Recalculation	None
44	Original Term To Maturity (Mos.)	Recalculation	None
45	Remaining Term To Maturity (Mos.)	Recalculation	None
46	Original Amortization Term (Mos.)	Not Applicable*	None
47	Remaining Amortization Term (Mos.)	Not Applicable*	None
48	Seasoning	Recalculation	None
49	Maturity Date	Loan Agreement	None
50	Hyper Amortizing Loan	Not Applicable*	None
51	Hyper Am Loan Maturity Date	Not Applicable*	None
52	Lockbox	Loan Agreement	None
53	Cash Management	Loan Agreement	None
54	Cash Management Triggers	Loan Agreement	None
55	DSCR at Trigger Level	Loan Agreement	None
56	Cross-Collateralized (Y/N)	Not Applicable*	None
57	Crossed Group	Not Applicable*	None
58	Lockout Period	Recalculation	None
59	Lockout Expiration Date	Loan Agreement	None
60	Prepayment / Defeasance Begin Date	Loan Agreement	None
61	Prepayment / Defeasance End Date	Recalculation	None
62	Open Period Begin Date	Loan Agreement	None
63	Open Period (Payments)	Recalculation	None
64	Prepayment Type	Loan Agreement	None
65	Prepayment Provision	Recalculation	None
66	Yield Maintenance Index	Not Applicable*	None
67	Yield Maintenance Discount	Not Applicable*	None
68	Yield Maintenance Margin	Not Applicable*	None
69	Yield Maintenance Calculation Method	Not Applicable*	None
70	Day of Month Prepayment Permitted	Loan Agreement	None
71	Due on Sale	Loan Agreement	None
72	Due on Encumbrance	Loan Agreement	None
73	B Note Original Balance	Not Applicable*	None

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GSCG Trust 2019-600C, Commercial Mortgage Pass-Through Certificates, Series 2019-600C

#	Specified Attribute	Source Document	Tolerance Level
74	B Note Cut-Off Date Balance	Not Applicable*	None
75	B Note Balloon Balance	Not Applicable*	None
76	B Note Interest Rate	Not Applicable*	None
77	B Note Annual Payment	Not Applicable*	None
78	B Note Maturity Date	Not Applicable*	None
79	Whole Loan Original Balance	Not Applicable*	None
80	Whole Loan Cut-Off Date Balance	Not Applicable*	None
81	Whole Loan Balloon Balance	Not Applicable*	None
82	Whole Loan Interest Rate	Not Applicable*	None
83	Name of Mezzanine Lender	Not Applicable*	None
84	Mezzanine Debt Original Balance	Not Applicable*	None
85	Mezzanine Debt Cut-Off Date Balance	Not Applicable*	None
86	Mezzanine Debt Interest Rate	Not Applicable*	None
87	Mezzanine Debt Annual Payment	Not Applicable*	None
88	Mezzanine Debt Maturity Date	Not Applicable*	None
89	Total Loan Original Balance	Not Applicable*	None
90	Total Loan Cut-Off Date Balance	Not Applicable*	None
91	Total Loan Interest Rate	Not Applicable*	None
92	Total Loan Annual Payment	Not Applicable*	None
93	Total Loan LTV	Not Applicable*	None
94	Total Loan DSCR	Not Applicable*	None
95	Other Subordinate Debt / Preferred Equity Balance	Not Applicable*	None
96	Other Subordinate Debt / Preferred Equity Type	Not Applicable*	None
97	Future Debt Allowed?	Loan Agreement	None
98	Mortgage Assumable?	Loan Agreement	None
99	Assumption Fee	Loan Agreement	None
100	Appraiser Designation	Appraisal Report	None
101	Appraisal FIRREA (Y/N)	Appraisal Report	None
102	Appraisal Date	Appraisal Report	None
103	Appraised Value ($)	Appraisal Report	None
104	As Stabilized Appraisal Date	Appraisal Report	None
105	As Stabilized Appraised Value ($)	Appraisal Report	None
106	Cut-off Date LTV Ratio (%)	Recalculation	None
107	LTV Ratio at Maturity (%)	Recalculation	None
108	Occupancy (%)	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	8

GSCG Trust 2019-600C, Commercial Mortgage Pass-Through Certificates, Series 2019-600C

#	Specified Attribute	Source Document	Tolerance Level
109	Occupancy Date	Underwriting File	None
110	Rent Steps Date	Underwriting File	None
111	Largest Tenant	Underwriting File	None
112	Largest Tenant Sq Ft	Underwriting File	None
113	Largest Tenant Lease Expiration	Underwriting File	None
114	Second Largest Tenant	Underwriting File	None
115	Second Largest Tenant Sq Ft	Underwriting File	None
116	Second Largest Tenant Lease Expiration	Underwriting File	None
117	Third Largest Tenant	Underwriting File	None
118	Third Largest Tenant Sq Ft	Underwriting File	None
119	Third Largest Tenant Lease Expiration	Underwriting File	None
120	Fourth Largest Tenant	Underwriting File	None
121	Fourth Largest Tenant Sq Ft	Underwriting File	None
122	Fourth Largest Tenant Lease Expiration	Underwriting File	None
123	Fifth Largest Tenant	Underwriting File	None
124	Fifth Largest Tenant Sq Ft	Underwriting File	None
125	Fifth Largest Tenant Lease Expiration	Underwriting File	None
126	Single Tenant (Y/N)	Underwriting File	None
127	Engineering Report Date	Engineering Report	None
128	Environmental Phase I Report Date	Environmental Phase I Report	None
129	Environmental Phase II	Not Applicable*	None
130	Environmental Phase II Report Date	Not Applicable*	None
131	Flood Zone	Insurance Summary	None
132	PML or SEL (%)	Seismic Report	None
133	Seismic Report Date	Seismic Report	None
134	Earthquake Insurance Required	Loan Agreement	None
135	Terrorism Insurance Required	Loan Agreement	None
136	Environmental Insurance Required (Y/N)	Loan Agreement	None
137	Blanket Insurance Policy (Yes/No)	Insurance Summary	None
138	Lien Position	Title Policy	None
139	Ownership Interest	Title Policy	None
140	Overlapping Fee Interest?	Not Applicable*	None
141	Condominium Present?	Not Applicable*	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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GSCG Trust 2019-600C, Commercial Mortgage Pass-Through Certificates, Series 2019-600C

#	Specified Attribute	Source Document	Tolerance Level
142	Ground Lease Y/N	Not Applicable*	None
143	Annual Ground Lease Payment ($)	Not Applicable*	None
144	Ground Lease Expiration Date	Not Applicable*	None
145	Ground Lease Extension (Y/N)	Not Applicable*	None
146	# of Ground Lease Extension Options	Not Applicable*	None
147	Ground Lease Expiration Date after all Extensions	Not Applicable*	None
148	2016 NOI Date	Underwriting File	None
149	2016 EGI	Underwriting File	$1.00
150	2016 Expenses	Underwriting File	$1.00
151	2016 NOI	Underwriting File	$1.00
152	2016 NCF	Underwriting File	$1.00
153	2016 NCF DSCR	Recalculation	None
154	2017 NOI Date	Underwriting File	None
155	2017 EGI	Underwriting File	$1.00
156	2017 Expenses	Underwriting File	$1.00
157	2017 NOI	Underwriting File	$1.00
158	2017 NCF	Underwriting File	$1.00
159	2017 NCF DSCR	Recalculation	None
160	2018 NOI Date	Underwriting File	None
161	2018 EGI	Underwriting File	$1.00
162	2018 Expenses	Underwriting File	$1.00
163	2018 NOI	Underwriting File	$1.00
164	2018 NCF	Underwriting File	$1.00
165	2018 NCF DSCR	Recalculation	None
166	Most Recent Date (if past 2018)	Underwriting File	None
167	Most Recent # of months	Underwriting File	None
168	Most Recent Description	Underwriting File	None
169	Most Recent EGI (if past 2018) ($)	Underwriting File	$1.00
170	Most Recent Expenses (if past 2018) ($)	Underwriting File	$1.00
171	Most Recent NOI (if past 2018) ($)	Underwriting File	$1.00
172	Most Recent NCF (if past 2018) ($)	Underwriting File	$1.00
173	Most Recent NCF DSCR	Recalculation	None
174	Underwritten EGI ($)	Underwriting File	$1.00
175	Underwritten Expenses ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	10

GSCG Trust 2019-600C, Commercial Mortgage Pass-Through Certificates, Series 2019-600C

#	Specified Attribute	Source Document	Tolerance Level
176	Underwritten Net Operating Income ($)	Underwriting File	$1.00
177	Underwritten NOI DSCR (x)	Recalculation	None
178	Debt Yield on Underwritten Net Operating Income (%)	Recalculation	None
179	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
180	Underwritten TI / LC ($)	Underwriting File	$1.00
181	Underwritten Other Reserve	Underwriting File	$1.00
182	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
183	Underwritten NCF DSCR (x)	Recalculation	None
184	Debt Yield on Underwritten Net Cash Flow (%)	Recalculation	None
185	Upfront RE Tax Reserve ($)	Loan Agreement, Closing Statement	$1.00
186	Ongoing RE Tax Reserve ($)	Loan Agreement, Closing Statement	$1.00
187	Upfront Insurance Reserve ($)	Loan Agreement, Closing Statement	$1.00
188	Ongoing Insurance Reserve ($)	Loan Agreement, Closing Statement	$1.00
189	Upfront Replacement Reserve ($)	Loan Agreement, Closing Statement	$1.00
190	Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement	$1.00
191	Replacement Reserve Caps ($)	Loan Agreement, Closing Statement	$1.00
192	Upfront TI/LC Reserve ($)	Loan Agreement, Closing Statement	$1.00
193	Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement	$1.00
194	TI/LC Caps ($)	Loan Agreement, Closing Statement	$1.00
195	Upfront Debt Service Reserve ($)	Loan Agreement, Closing Statement	$1.00
196	Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement	$1.00
197	Upfront Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement	$1.00
198	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement	$1.00
199	Upfront Environmental Reserve ($)	Loan Agreement, Closing Statement	$1.00
200	Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement	$1.00

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GSCG Trust 2019-600C, Commercial Mortgage Pass-Through Certificates, Series 2019-600C

#	Specified Attribute	Source Document	Tolerance Level
201	Upfront Other Reserve ($)	Loan Agreement, Closing Statement	$1.00
202	Ongoing Other Reserve ($)	Loan Agreement, Closing Statement	$1.00
203	Other Reserve Description	Loan Agreement, Closing Statement	None
204	Letter of Credit?	Loan Agreement	None
205	Letter of Credit Balance	Loan Agreement	None
206	Letter of Credit Description	Loan Agreement	None
207	Release Provisions (Y/N)	Loan Agreement	None
208	Loan Purpose	Closing Statement	None
209	Borrower Name	Loan Agreement	None
210	Tenant In Common (Yes/No)?	Loan Agreement	None
211	Delaware Statutory Trust (Yes/No)?	Loan Agreement	None
212	Sponsor	Loan Agreement	None
213	Carve-out Guarantor	Loan Agreement	None
214	Recourse	Guaranty Agreement	None
215	Related Group	Guaranty Agreement	None
216	Single Purpose Borrower (Y/N)	Loan Agreement	None
217	Property Manager	Management Agreement	None
218	Hotel Franchise Flag	Not Applicable*	None
219	Franchise Agreement Expiration	Not Applicable*	None
220	Subsidized Housing Programs	Not Applicable*	None
221	Student / Military / Other Concentration?	Not Applicable*	None
222	ADR ($)	Not Applicable*	None
223	RevPAR ($)	Not Applicable*	None
224	Prior Securitizations	Trepp	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term NAP. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

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GSCG Trust 2019-600C, Commercial Mortgage Pass-Through Certificates, Series 2019-600C

Exhibit B - Recalculation Methodology

#	Specified Attribute	Calculation Methodology	Tolerance Level
20	Loan Per Unit ($)	Quotient of (i) Cut-off Date Balance ($) and (ii) Units, Pads, Rooms, Sq Ft.	None
23	Cut-off Date Balance ($)	Set equal to Original Balance ($).	$1.00
24	Balloon Balance ($)	Set equal to Original Balance ($).	$1.00
25	% of Initial Pool Balance	Quotient of (i) Cut-off Date Balance ($) and (ii) the aggregate Cut-off Balance ($).	None
31	Monthly Payment	Quotient of (i) Product of (a) Original Balance ($) and (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.	$1.00
32	Annual Debt Service	Product of (i) Monthly Payment and (ii) 12.	$1.00
42	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.	None
43	Remaining Interest-Only Period (Mos.)	Difference of (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.	None
44	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.	None
45	Remaining Term To Maturity (Mos.)	Difference of (i) Original Term To Maturity (Mos.) and (ii) Seasoning.	None
48	Seasoning	Set equal to zero.	None
58	Lockout Period	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Lockout Expiration Date.	None
61	Prepayment / Defeasance End Date	Difference of (i) Open Period Begin Date and (ii) 1.	None
63	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.	None
65	Prepayment Provision	Count of the number of monthly payment dates (i) from and inclusive of (a) First Payment Date and (b) Lockout Expiration Date (ii) from and inclusive of (a) Prepayment / Defeasance Begin Date, to and including (b) Prepayment / Defeasance End Date and (iii) from and inclusive of (a) Open Period Begin Date to and including (b) Maturity Date.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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GSCG Trust 2019-600C, Commercial Mortgage Pass-Through Certificates, Series 2019-600C

#	Specified Attribute	Calculation Methodology	Tolerance Level
106	Cut-off Date LTV Ratio (%)	Quotient of (i) Cut-off Date Balance ($) and (ii) Appraised Value ($).	None
107	LTV Ratio at Maturity (%)	Quotient of (i) Balloon Balance ($) and (ii) Appraised Value ($).	None
153	2016 NCF DSCR	Quotient of (i) 2016 NCF ($) and (ii) Annual Debt Service.	None
159	2017 NCF DSCR	Quotient of (i) 2017 NCF ($) and (ii) Annual Debt Service.	None
165	2018 NCF DSCR	Quotient of (i) 2018 NCF ($) and (ii) Annual Debt Service.	None
173	Most Recent NCF DSCR	Quotient of (i) Most Recent NCF (if past 2018) ($) and (ii) Annual Debt Service.	None
177	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Annual Debt Service.	None
178	Debt Yield on Underwritten Net Operating Income (%)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Cut-off Balance ($).	None
183	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Annual Debt Service.	None
184	Debt Yield on Underwritten Net Cash Flow (%)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Cut-off Balance ($).	None

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